Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, net
Accounts receivable, gross		$ 17,032	$ 12,048
Less: allowance for credit losses		(3,839)	(4,456)
Total accounts receivable, net		13,193	7,592
Allowance for doubtful accounts	$ 1,530	$ 717	$ 1,138
Allowance for credit losses, write off	$ 304